Shareholder Fees - Towle Value Fund - Towle Value Fund Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15